Other Income and Other Expense	12 Months Ended
Dec. 31, 2011
Other Income and Other Expense

Note 9. Other Income and Other Expense

The following is a detail of the major income classifications that are included in other income under non-interest income on the income statement for the year ended December 31:

Other Income	2011	2010	2009

BOLI insurance	$636,657	$552,913	$652,423
Mortgage loan origination fees	354,407	434,734	303,309
Other income	333,066	224,887	1,043,696

Total other income	$1,324,130	$1,212,534	$1,999,428

During 2009, the Company sold a lot that was formerly a branch site for a gain of $855,537, which was recognized in Other Income. This branch was consolidated with another branch in the same general area.

The following is a detail of the major expense classifications that comprise the other expense line item in the income statement for the year ended December 31:

Other Expense	2011	2010	2009

Intangible amortization	$184,691	$184,691	$184,691
Advertising	730,496	669,472	644,820
Office supplies	563,611	486,106	520,958
Legal and audit fees	446,699	419,429	444,264
FDIC and state assessments	1,152,049	1,030,963	1,030,566
Telephone expense	435,015	529,204	668,296
Other losses	302,493	687,401	1,689,491
Other expenses	4,063,385	3,527,629	3,203,584

Total other expense	$7,878,439	$7,534,895	$8,386,670

Other losses in 2011 and 2010 include the write-down on Other Real Estate in the amount of $265,876 and $537,429, respectively.